TAXES IN INSTALLMENTS	12 Months Ended
Dec. 31, 2025
Taxes In Installments
TAXES IN INSTALLMENTS

21.	TAXES IN INSTALLMENTS

The position of REFIS debts and other installment plans, recorded in installment taxes in current and non-current liabilities, as shown in note 20, are demonstrated as follows:

		Consolidated
	12/31/2025	12/31/2024
Federal REFIS Law 11.941/09	9,942	9,942
Federal REFIS Law 12.865/13	22,036	28,663
Other taxes in installments	87,655	121,576
	119,633	160,181

Classified:
Current	30,727	56,226
Non-current	88,906	103,955
	119,633	160,181

Refers to the balance arising from the adhesion to the REFIS related to the refinancing programs of Law 11,941/09, Law 12,865/13 and the installment that allows the taxpayer to pay the debts registered in overdue debt of the Federal Government with benefits, reduced payment and extended payment term. The installments are paid in monthly installments, with interest at the SELIC rate.